CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Cash Flows from Operating Activities:
Net loss for the period	$ (2,760,358)	$ (3,065,851)
Adjustments to reconcile net income to net cash used in operating activities:
Stock option compensation	31,043	146,255
Depreciation	12,294	11,574
Loss (gain) on marketable equity securities	14,126	(12,456)
Changes in non-cash working capital:
Net decrease (increase) in deposits, advances and other	1,153,309	(159,165)
Net increase (decrease) in payables and accrued expenses	369,143	(1,968,964)
Net cash used in operating activities	(1,180,443)	(5,048,607)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(1,250)	(18,109)
Net cash used in investing activities	(1,250)	(18,109)
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,181,693)	(5,066,716)
Cash and cash equivalents - beginning of period	147,646,353	137,672,718
Cash and cash equivalents - end of period	146,464,660	132,606,002
Supplemental Cash Flow Information:
Cash paid for income taxes	$ 0	$ 725,615